Fair Value Measurements (Details) - Schedule of Schedule of Key Inputs into the Monte Carlo Simulation Model - Cartesian Growth Corp [Member] - $ / shares		9 Months Ended	12 Months Ended
	Feb. 26, 2021	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Line Items]
Risk-free interest rate	0.98%	4.05%	1.30%
Expected term remaining (years)	6 years 1 month 17 days	5 years 2 months 8 days	5 years 5 months 26 days
Expected volatility	24.20%	34.10%	17.50%
Trading stock price	$ 9.565	$ 9.91	$ 9.88